OTHER RECEIVABLES, NET (Details)		Jun. 30, 2018 CNY (¥)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 CNY (¥)	Jun. 30, 2017 USD ($)	Jun. 30, 2016 CNY (¥)
Current Portion
Total		¥ 7,320,953	$ 1,105,918	¥ 4,106,510
Third Party [Member]
Current Portion
Loans to third parties	[1]	2,640,469	398,875	1,115,720
Business advances to officers and staffs	[2]	1,787,866	270,079	2,999,761
Deposits for projects		1,665,002	251,518	1,189,329
VAT recoverable		1,438,949	217,370	0
Others		690,597	104,323	307,119
Allowance for doubtful accounts		(901,930)	(136,247)	(1,505,419)	$ (227,412)	¥ (1,277,807)
Total		¥ 7,320,953	$ 1,105,918	¥ 4,106,510

[1]	Loans to third-parties are mainly used for short-term funding to support the Company’s external business partners. These loans are due on demand bearing no interest.
[2]	Business advances to officers and staffs represent advances for business travel and sundry expenses related to oilfield or on-site installation and inspection of products through customer approval and acceptance.